Basis of preparation and statement of compliance - Foreign Exchange Rates (Details) - $ / €	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Foreign exchange rates [abstract]
Average exchange rate for the period	1.0927	1.0813	1.0824
Exchange rate at the end of period	1.172	1.0705	1.0389